The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Variable Portfolio – Limited Duration Credit Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 6, 2012 (Accession No. 0001193125-12-261673), which is incorporated herein by reference.